Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,			For the year ended,
	December 31, 2018			December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB
	One-on-one	Small class		One-on-one	Small class
	offerings	offerings	Total	offerings	offerings	Total
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551	1,351,405	112,787	1,464,192
—credits for lessons	1,013,803	100,748	1,114,551	1,247,401	112,787	1,360,188
—credits for learning materials	—	—	—	101,248	—	101,248
—physical textbook	—	—	—	2,756	—	2,756
Revenues from prepaid membership packages	30,966	—	30,966	14,301	—	14,301
Total revenues	1,044,769	100,748	1,145,517	1,365,706	112,787	1,478,493

Schedule of contract liability

	As of
	January 1, 2018	December 31, 2018	December 31, 2019
	RMB	RMB	RMB

Contract liability	1,112,596	1,559,875	2,029,872
Future output VAT associated with contract liability	66,756	93,593	121,887
Refund liability	22,443	22,653	24,255
Deposits from students	2,428	8,670	10,577
Advances from students	1,204,223	1,684,791	2,186,591

Schedule of share-based compensation

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	(4,612)	(5,676)	(2,951)	(424)
Product development expenses	(9,039)	(7,396)	(3,472)	(499)
General and administrative expenses	(21,418)	(14,814)	(10,309)	(1,481)